Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Mar. 05, 2014
Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
CIK	dei_EntityCentralIndexKey	0001452937
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Mar. 05, 2014
Effective Date	dei_DocumentEffectiveDate	Mar. 05, 2014
Prospectus Date	rr_ProspectusDate	Jul. 26, 2013
VelocityShares Equal Risk Weighted Large Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	etcvelocity_SupplementTextBlock

EXCHANGE TRADED CONCEPTS TRUST

VelocityShares Equal Risk Weighted Large Cap ETF

(the “Fund”)

Supplement dated March 5, 2014, to the currently effective Prospectus

At a meeting of the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust held on February 18, 2014, the Board approved changing the Fund from a non-diversified to a diversified fund  under the Investment Company Act of 1940, as amended (the “1940 Act”).  As a result of this change, the Prospectus is revised, effective immediately, to remove all references and disclosures related to the Fund being non-diversified under the 1940 Act.  Under the 1940 Act, a diversified fund, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.